STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments at fair value	$ 1,118,167,728	$ 964,082,730
Notes receivable from participants	13,759,300	14,000,937
Employer contributions receivable	1,869,513	1,610,483
Other receivable	35,713	36,734
Other liabilities	0	(2,449)
Benefit claims payable	(31,253)	(31,185)
Net assets available for benefits	1,133,801,001	979,697,250
Vanguard Target Retirement Income Trust II
Investments, at fair value:
Total investments at fair value	14,843,763	15,711,613
2020 Trust II
Investments, at fair value:
Total investments at fair value	26,156,303	27,294,428
2025 Trust II
Investments, at fair value:
Total investments at fair value	64,172,908	65,892,954
2030 Trust II
Investments, at fair value:
Total investments at fair value	114,753,239	109,750,222
2035 Trust II
Investments, at fair value:
Total investments at fair value	97,965,037	90,179,497
2040 Trust II
Investments, at fair value:
Total investments at fair value	88,875,578	78,632,035
2045 Trust II
Investments, at fair value:
Total investments at fair value	85,602,603	68,797,721
2050 Trust II
Investments, at fair value:
Total investments at fair value	60,231,048	50,205,611
2055 Trust II
Investments, at fair value:
Total investments at fair value	55,253,899	44,775,863
2060 Trust II
Investments, at fair value:
Total investments at fair value	28,146,368	21,539,423
2065 Trust II
Investments, at fair value:
Total investments at fair value	10,994,729	7,741,246
IFF Common Stock
Investments, at fair value:
Total investments at fair value	5,264,237	6,598,113
State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II
Investments, at fair value:
Total investments at fair value	5,424,168	4,740,770
State Street S&P 500 Index Securities Lending Series Fund Class II
Investments, at fair value:
Total investments at fair value	243,545,162	218,954,113
State Street U.S. Bond Index Securities Lending Series Fund Class XIV
Investments, at fair value:
Total investments at fair value	41,281,601	37,059,594
State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II
Investments, at fair value:
Total investments at fair value	66,133,285	55,565,215
Vanguard Retirement Savings Trust III
Investments, at fair value:
Total investments at fair value	18,095,010	18,069,288
Fidelity BrokerageLink
Investments, at fair value:
Total investments at fair value	30,754,511	26,431,798
Fidelity Investments Money Market Government Portfolio - Institutional Class
Investments, at fair value:
Total investments at fair value	221,488	347,272
Vanguard Federal Money Market Fund
Investments, at fair value:
Total investments at fair value	$ 60,452,791	$ 15,795,954